Shareholder Fees - VIPValueStrategiesPortfolio-InvestorPRO	Apr. 29, 2023 USD ($)
VIPValueStrategiesPortfolio-InvestorPRO | VIP Value Strategies Portfolio
Shareholder Fees:
(fees paid directly from your investment)